Notes to income statement - Effective income tax reconciliation (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Analysis of income and expense [abstract]
Corporate tax rate	15.00%	15.00%	15.00%
Solidarity surcharge rate	0.825%	0.835%	0.835%
Solidarity surcharge, percent of corporate tax rate	5.50%	5.50%	5.50%
Trade tax rate	16.18%	16.18%	16.18%
Applicable tax rate	32.00%	32.00%	32.00%
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Profit or (loss) before income taxes	€ 87,560	€ 67,866	€ 66,712
Expected income tax expense/(benefit) thereon	28,019	21,717	21,348
Tax rate differential	(1,985)	(4,698)	(4,189)
Change in valuation allowance on deferred tax assets and for movement in tax loss carryforwards without recognition of deferred taxes	(3,265)	1,572	8,783
Change in the tax rate and tax laws	(8,447)	(67)	26
Income taxes for prior years	496	29	450
Tax on non-deductible interest expenses	1,347	1,545	2,054
Taxes on other non-deductible expenses, and non-deductible taxes	5,489	4,647	6,254
Effects of changes in permanent differences	(778)	136	34
Tax effect on tax-free income	(914)	(1,141)	(2,557)
Tax effect on profit or loss from investments accounted for using the equity method	0	0	(159)
Other tax effects	775	(500)	(8,206)
Total net tax expenses from continuing activities	€ 20,737	€ 23,240	€ 23,838
Effective tax rate in %	23.68%	34.24%	35.73%
Tax effect from change in tax rate, Tax Cuts and Jobs Act of 2017	€ 7,354
Tax effect from change in tax rate, recorded through Other Comprehensive Income, Tax Cuts and Jobs Act of 2017	€ 420
Benefit for reversal of accrued interest and currency effects			€ 4,665
Tax benefit for restructuring			€ 5,890